Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000836487_SupplementTextBlock

Prospectus Supplement

October 1, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated October 1, 2013 to the Morgan Stanley Institutional Fund, Inc. (the "Fund") Prospectus dated April 30, 2013 of:

Opportunity Portfolio (the "Portfolio")

Risk/Return [Heading]	rr_RiskReturnHeading	Opportunity Portfolio
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The section of the Prospectus entitled "Portfolio Summary-Opportunity Portfolio-Performance Information" is hereby deleted and replaced with the following:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Pursuant to an agreement and plan of reorganization between the Fund, on behalf of the Portfolio, and Van Kampen Series Fund, Inc., on behalf of the Van Kampen Equity Growth Fund (the "Predecessor Fund"), on May 21, 2010 the Portfolio acquired substantially all of the assets and substantially all of the liabilities of the Predecessor Fund in exchange for Class I and Class L shares of the Portfolio (the "Reorganization").

Pursuant to the Reorganization, Class C and Class I shareholders of the Predecessor Fund received Class L and Class I shares, respectively, of the Portfolio. As a result of the Reorganization, the Portfolio is the accounting successor of the Predecessor Fund.

The historical performance information shown below reflects, for the period prior to the Reorganization, the historical performance of the Class C and Class I shares of the Predecessor Fund.

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class L shares'* performance from year-to-year and by showing how the Portfolio's average annual returns for the past one, five and 10 year periods and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Classes, which is shown in the table below, will differ because the Classes have different ongoing fees. The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown. The Portfolio's returns in the table include the maximum applicable sales charge for Class A and assume you sold your shares at the end of each period (unless otherwise noted). The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class L shares' performance from year-to-year and by showing how the Portfolio's average annual returns for the past one, five and 10 year periods and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns*-Calendar Years
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*  Performance shown for the Portfolio's Class L shares reflects the performance of the Class C shares of the Predecessor Fund for periods prior to May 21, 2010. The Portfolio previously disclosed the total return of Class H shares. However, effective September 9, 2013, Class H shares were reclassified as Class P shares (subsequently renamed Class A shares). The bar chart now shows Class L shares which is the class of shares with the longest performance history.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
High Quarter	6/30/09	23.87%
Low Quarter	12/31/08	–28.99%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.99%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Portfolio's returns in the table include the maximum applicable sales charge for Class A and assume you sold your shares at the end of each period (unless otherwise noted).
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the Portfolio's other Classes will vary from Class L shares' returns.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio's other Classes will vary from Class L shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.

Please retain this supplement for future reference.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the calendar periods ended December 31, 2012)
Russell 1000® Growth Index Class L Comparison (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.26%	[1],[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.12%	[1],[2]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.52%	[1],[2]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.75%	[1],[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 1998	[1],[2]
Lipper Multi-Cap Growth Funds Index Class L Comparison (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.88%	[1],[3]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.41%	[1],[3]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.06%	[1],[3]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.46%	[1],[3]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 1998	[1],[3]
Russell 1000® Growth Index Class I Comparison (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.26%	[1],[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.12%	[1],[2]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10		[1],[2]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.28%	[1],[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 12, 2005	[1],[2]
Lipper Multi-Cap Growth Funds Index Class I Comparison (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.88%	[1],[3]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.41%	[1],[3]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10		[1],[3]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.60%	[1],[3]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 12, 2005	[1],[3]
Russell 1000® Growth Index Class A Comparison (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.26%	[1],[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05		[1],[2]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10		[1],[2]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.27%	[1],[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 21, 2010	[1],[2]
Lipper Multi-Cap Growth Funds Index Class A Comparison(reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.88%	[1],[3]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05		[1],[3]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10		[1],[3]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.51%	[1],[3]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 21, 2010	[1],[3]
Class I
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.43%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.87%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10		[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.96%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 12, 2005	[1]
Class L
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2003	rr_AnnualReturn2003	23.20%
Annual Return 2004	rr_AnnualReturn2004	5.97%
Annual Return 2005	rr_AnnualReturn2005	14.30%
Annual Return 2006	rr_AnnualReturn2006	4.83%
Annual Return 2007	rr_AnnualReturn2007	20.89%
Annual Return 2008	rr_AnnualReturn2008	(51.08%)
Annual Return 2009	rr_AnnualReturn2009	77.06%
Annual Return 2010	rr_AnnualReturn2010	18.57%
Annual Return 2011	rr_AnnualReturn2011	(1.17%)
Annual Return 2012	rr_AnnualReturn2012	8.62%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.62%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.97%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.62%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.35%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 1998	[1]
Class L | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.62%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.97%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.62%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.15%	[1]
Class L | After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.60%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.68%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.75%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.82%	[1]
Class A
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.45%	[1],[4]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05		[1],[4]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10		[1],[4]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.13%	[1],[4]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 21, 2010	[1],[4]

[1]	Performance shown for the Portfolio's Class I and Class L shares reflects the performance of the Class I and Class C shares, respectively, of the Predecessor Fund for periods prior to May 21, 2010.
[2]	The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index is an index of approximately 1,000 of the largest U.S. companies based on a combination of market capitalization and current index membership. It is not possible to invest directly in an index.
[3]	The Lipper Multi-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Growth Funds classification. There are currently 30 funds represented in this Index.
[4]	Effective September 9, 2013, Class P shares were renamed Class A shares. The historical performance of Class A shares has been restated to reflect the current maximum initial sales charge of 5.25%.